Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Storm Recovery Property Servicing Agreement, dated as of August 18, 2010 (the “Servicing Agreement”), between ENTERGY ARKANSAS, INC., as servicer and ENTERGY ARKANSAS RESTORATION FUNDING, LLC, the Servicer does hereby certify, for the November 1, 2014 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Ser vicing Agreement or the Indenture, as the context indicates.

1.	Allocation of SRC Remittances as of Current Payment Date allocable to principal and interest:

a)	Principal

Tranche A	$6,493,409.45

b)	Interest

Tranche A	$950,806.40

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a) above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a)	Principal Balance Outstanding (as of the date of this certification):

Tranche A
$82,678,817.49

b)	Principal Balance to be Outstanding (following payment on Current Payment Date):

Tranche A
$76,185,408.04

c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

Tranche A
$0.00

3.	All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a)	Operating Expenses

Trustee Fees and Expenses: (subject to $1,000,000 cap on Indemnity Amounts per Section 8.02(e)(1))
Servicing Fee:	Entergy Arkansas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: EAI - General Fund Account Number: 0812276557	$72,500.00
Administration Fee:	Entergy Arkansas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: EAI - General Fund Account Number: 0812276557	$50,000.00
Other Operating Expenses: Independent Manager’s Fees	Wilmington Trust SP Services, Inc. Wire Instructions: Wilmington Trust Company ABA Number: 031100092 For credit to account of Wilmington Trust SP Services Account Number: 2460-3504 Attn: Thomas Strauss, Re: Entergy Arkansas Restoration Funding, LLC	$5,000.00
Total:		$127,500.00

b)	Other Payments

Operating Expenses (payable pursuant to Section 8.02(e)(4)):

Deloitte & Touche LLP	Deloitte & Touche LLP Wire Instructions: Bank Name: CitiBank ABA Number: 031100209 Swift Code: CITIUS33 Account Name: Deloitte & Touche LLP Account Number: 3874-0688 Invoice #: 8002091049	$65,000.00
Stradley & Ronon	Stradley & Ronon Wire Instructions: Citizens Bank of PA ABA Number: 036076150 For Credit to Stradley Ronon Stevens & Young Account Number: 620096-961-6 Invoice # N/A	$0.00
Williams & Anderson PLC	Williams & Anderson PLC Wire Instructions: Bank Name: Simmons First National Bank, Little Rock Bank Routing #: 082900432 Bank Account #: 054000335827 Bank Account Name: Williams & Anderson, PLC Client/Matter No.: 7207-13932	$0.00
Sidley Austin LLP	Sidley Austin LLP JPMorgan Chase Bank, NA Chicago, IL ABA Routing #:071000013 Account Name: Sidley Austin LLP Account # 5519624 SWIFT code: CHASUS33XXX For invoice numbers: 33018502, 32057704	$0.00
Richards Layton & Finger	Richards Layton & Finger M&T Bank Rodney Square North Wilmington, Delaware 19890 Name on the Account: Richards Layton & Finger Routing/ABA #: 022000046 Account #: 2264-1174 Invoice No.: 9-19236	$0.00
Standard & Poor’s Ratings Services	Standard & Poor’s Ratings Services Bank of America San Francisco, CA Standard & Poor’s ABA #: 0260-0959-3 Account #: 12334-02500 Invoice No.: 10329196	$20,000.00
Fitch Ratings	Fitch Ratings Inc. JP Morgan Chase New York, NY ABA#: 021-0000-21 Account #: 530-5011-63 Invoice No.: 7119016964	$10,000.00

Funding of Capital Subaccount (to required amount):

Interest Earnings on Capital Subaccount to Entergy Arkansas $28.56
Restoration Funding as of 10/17/2014*:
 Wire Instructions:
Capital One, NA
New Orleans, LA
ABA Number: 065000090
Account Name: EAI - General Fund
Account Number: 0812276557

Operating Expenses and Indemnity Amounts over $1,000,000 (payable pursuant to Section 8.02(e)(8)):
Withdrawn from Excess Funds Subaccount**: $70,707.37
Total: $293,235.93

*Interest is posted monthly on the second business day of the following month.
**This amount assumes that estimated remittances of $0.00 covering the period of October 18, 2014 - October 31, 2014 will be deposited into the General Subaccount. The amount that is withdrawn from the Excess Funds Subaccount may be less/more if remittances to the General Subaccount are lower/higher than such estimated amount.

4.	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:

a)	Capital Subaccount

Total: $620,600.00

b)	Excess Funds Subaccount

Total: $1,445,003.89

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 25th day of October, 2014.
ENTERGY ARKANSAS, INC., as Servicer
By: /s/ Stacey Lousteau
Name: Stacey Lousteau
Title: Assistant Treasurer